Condensed Consolidating Financial Statements	12 Months Ended
Sep. 28, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Statements
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS
TFM Parent, our wholly-owned subsidiary, has fully and unconditionally guaranteed the 2016 Notes. Additionally, TFM Parent has fully and unconditionally guaranteed the 2022 Notes until such date TFM Parent has been released of its guarantee of both (i) Tyson's $1.0 billion revolving credit facility and (ii) the 2016 Notes, at which time TFM Parent's guarantee of the 2022 Notes is permanently released. The following financial information presents condensed consolidating financial statements, which include Tyson Foods, Inc. (TFI Parent); TFM Parent; the Non-Guarantor Subsidiaries (Non-Guarantors) on a combined basis; the elimination entries necessary to consolidate TFI Parent, TFM Parent and the Non-Guarantors; and Tyson Foods, Inc. on a consolidated basis, and is provided as an alternative to providing separate financial statements for the guarantor.

Condensed Consolidating Statement of Income and Comprehensive Income for the year ended September 28, 2013				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Sales	$431	$19,243	$16,120	$(1,420)	$34,374
Cost of Sales	40	18,464	14,932	(1,420)	32,016
Gross Profit	391	779	1,188	—	2,358
Selling, General and Administrative	68	201	714	—	983
Operating Income	323	578	474	—	1,375
Other (Income) Expense:
Interest expense, net	36	62	40	—	138
Other, net	4	(1)	(23)	—	(20)
Equity in net earnings of subsidiaries	(582)	(40)	—	622	—
Total Other (Income) Expense	(542)	21	17	622	118
Income from Continuing Operations before Income Taxes	865	557	457	(622)	1,257
Income Tax Expense	87	172	150	—	409
Income from Continuing Operations	778	385	307	(622)	848
Loss from Discontinued Operation, Net of Tax	—	—	(70)	—	(70)
Net Income	778	385	237	(622)	778
Less: Net Loss Attributable to Noncontrolling Interests	—	—	—	—	—
Net Income Attributable to Tyson	$778	$385	$237	$(622)	$778

Comprehensive Income (Loss)	$733	$380	$212	$(592)	$733
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interest	—	—	—	—	—
Comprehensive Income (Loss) Attributable to Tyson	$733	$380	$212	$(592)	$733

Condensed Consolidating Statement of Income and Comprehensive Income for the year ended September 29, 2012				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Sales	$352	$18,832	$15,152	$(1,281)	$33,055
Cost of Sales	(4)	18,088	14,061	(1,280)	30,865
Gross Profit	356	744	1,091	(1)	2,190
Selling, General and Administrative	59	205	641	(1)	904
Operating Income	297	539	450	—	1,286
Other (Income) Expense:
Interest expense, net	49	143	152	—	344
Other, net	1	—	(24)	—	(23)
Equity in net earnings of subsidiaries	(427)	(43)	—	470	—
Total Other (Income) Expense	(377)	100	128	470	321
Income from Continuing Operations before Income Taxes	674	439	322	(470)	965
Income Tax Expense	91	130	130	—	351
Income from Continuing Operations	583	309	192	(470)	614
Loss from Discontinued Operation, Net of Tax	—	—	(38)	—	(38)
Net Income	583	309	154	(470)	576
Less: Net Loss Attributable to Noncontrolling Interests	—	—	(7)	—	(7)
Net Income Attributable to Tyson	$583	$309	$161	$(470)	$583

Comprehensive Income (Loss)	$599	$324	$166	$(497)	$592
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	(7)	—	(7)
Comprehensive Income (Loss) Attributable to Tyson	$599	$324	$173	$(497)	$599

Condensed Consolidating Statement of Income and Comprehensive Income for the year ended October 1, 2011				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Sales	$157	$18,636	$14,466	$(1,227)	$32,032
Cost of Sales	29	17,461	13,574	(1,227)	29,837
Gross Profit	128	1,175	892	—	2,195
Selling, General and Administrative	52	215	639	—	906
Operating Income	76	960	253	—	1,289
Other (Income) Expense:
Interest expense, net	(26)	148	109	—	231
Other, net	(9)	—	(11)	—	(20)
Equity in net earnings of subsidiaries	(673)	(115)	—	788	—
Total Other (Income) Expense	(708)	33	98	788	211
Income from Continuing Operations before Income Taxes	784	927	155	(788)	1,078
Income Tax Expense	34	272	34	—	340
Income from Continuing Operations	750	655	121	(788)	738
Loss from Discontinued Operation, Net of Tax	—	—	(5)	—	(5)
Net Income	750	655	116	(788)	733
Less: Net Loss Attributable to Noncontrolling Interests	—	—	(17)	—	(17)
Net Income Attributable to Tyson	$750	$655	$133	$(788)	$750

Comprehensive Income (Loss)	$671	$606	$77	$(700)	$654
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	(17)	—	(17)
Comprehensive Income (Loss) Attributable to Tyson	$671	$606	$94	$(700)	$671

Condensed Consolidating Balance Sheet as of September 28, 2013				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$21	$1,124	$—	$1,145
Accounts receivable, net	—	571	926	—	1,497
Inventories	—	1,039	1,778	—	2,817
Other current assets	351	88	117	(411)	145
Total Current Assets	351	1,719	3,945	(411)	5,604
Net Property, Plant and Equipment	32	891	3,130	—	4,053
Goodwill	—	881	1,021	—	1,902
Intangible Assets	—	21	117	—	138
Other Assets	895	162	244	(821)	480
Investment in Subsidiaries	11,975	2,035	—	(14,010)	—
Total Assets	$13,253	$5,709	$8,457	$(15,242)	$12,177
Liabilities and Shareholders’ Equity
Current Liabilities:
Current debt	$457	$132	$251	$(327)	$513
Accounts payable	27	575	757	—	1,359
Other current liabilities	4,625	200	901	(4,588)	1,138
Total Current Liabilities	5,109	907	1,909	(4,915)	3,010
Long-Term Debt	1,770	679	241	(795)	1,895
Deferred Income Taxes	24	93	362	—	479
Other Liabilities	149	155	282	(26)	560

Total Tyson Shareholders’ Equity	6,201	3,875	5,631	(9,506)	6,201
Noncontrolling Interests	—	—	32	—	32
Total Shareholders’ Equity	6,201	3,875	5,663	(9,506)	6,233
Total Liabilities and Shareholders’ Equity	$13,253	$5,709	$8,457	$(15,242)	$12,177

Condensed Consolidating Balance Sheet as of September 29, 2012				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Assets
Current Assets:
Cash and cash equivalents	$1	$9	$1,061	$—	$1,071
Accounts receivable, net	1	499	878	—	1,378
Inventories	—	950	1,859	—	2,809
Other current assets	139	100	90	(184)	145
Total Current Assets	141	1,558	3,888	(184)	5,403
Net Property, Plant and Equipment	31	873	3,118	—	4,022
Goodwill	—	881	1,010	—	1,891
Intangible Assets	—	26	103	—	129
Other Assets	1,257	151	251	(1,208)	451
Investment in Subsidiaries	11,849	2,005	—	(13,854)	—
Total Assets	$13,278	$5,494	$8,370	$(15,246)	$11,896
Liabilities and Shareholders’ Equity
Current Liabilities:
Current debt	$439	$—	$167	$(91)	$515
Accounts payable	10	558	804	—	1,372
Other current liabilities	4,887	144	766	(4,854)	943
Total Current Liabilities	5,336	702	1,737	(4,945)	2,830
Long-Term Debt	1,774	809	486	(1,152)	1,917
Deferred Income Taxes	—	135	432	(9)	558
Other Liabilities	156	146	294	(47)	549

Total Tyson Shareholders’ Equity	6,012	3,702	5,391	(9,093)	6,012
Noncontrolling Interests	—	—	30	—	30
Total Shareholders’ Equity	6,012	3,702	5,421	(9,093)	6,042
Total Liabilities and Shareholders’ Equity	$13,278	$5,494	$8,370	$(15,246)	$11,896

Condensed Consolidating Statement of Cash Flows for the year ended September 28, 2013				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Cash Provided by (Used for) Operating Activities	$294	$337	$696	$(13)	$1,314
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(4)	(113)	(441)	—	(558)
(Purchases of)/Proceeds from marketable securities, net	—	(13)	(5)	—	(18)
Proceeds from notes receivable	—	—	—	—	—
Acquisitions, net of cash acquired	—	—	(106)	—	(106)
Other, net	—	3	36	—	39
Cash Provided by (Used for) Investing Activities	(4)	(123)	(516)	—	(643)
Cash Flows from Financing Activities:
Net change in debt	5	—	(28)	—	(23)
Purchase of redeemable noncontrolling interest	—	—	—	—	—
Purchases of Tyson Class A common stock	(614)	—	—	—	(614)
Dividends	(104)	—	(13)	13	(104)
Stock options exercised	123	—	—	—	123
Other, net	18	—	—	—	18
Net change in intercompany balances	281	(202)	(79)	—	—
Cash Provided by (Used for) Financing Activities	(291)	(202)	(120)	13	(600)
Effect of Exchange Rate Change on Cash	—	—	3	—	3
Increase (Decrease) in Cash and Cash Equivalents	(1)	12	63	—	74
Cash and Cash Equivalents at Beginning of Year	1	9	1,061	—	1,071
Cash and Cash Equivalents at End of Year	$—	$21	$1,124	$—	$1,145

Condensed Consolidating Statement of Cash Flows for the year ended September 29, 2012				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Cash Provided by (Used for) Operating Activities	$312	$438	$447	$(10)	$1,187
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(1)	(104)	(585)	—	(690)
(Purchases of)/Proceeds from marketable securities, net	—	(7)	(4)	—	(11)
Proceeds from notes receivable	—	—	—	—	—
Acquisitions, net of cash acquired	—	—	—	—	—
Other, net	1	5	35	—	41
Cash Provided by (Used for) Investing Activities	—	(106)	(554)	—	(660)
Cash Flows from Financing Activities:
Net change in debt	107	—	16	—	123
Purchase of redeemable noncontrolling interest	—	—	—	—	—
Purchases of Tyson Class A common stock	(264)	—	—	—	(264)
Dividends	(57)	—	(10)	10	(57)
Stock options exercised	34	—	—	—	34
Other, net	(8)	—	1	—	(7)
Net change in intercompany balances	(124)	(324)	448	—	—
Cash Provided by (Used for) Financing Activities	(312)	(324)	455	10	(171)
Effect of Exchange Rate Change on Cash	—	—	(1)	—	(1)
Increase (Decrease) in Cash and Cash Equivalents	—	8	347	—	355
Cash and Cash Equivalents at Beginning of Year	1	1	714	—	716
Cash and Cash Equivalents at End of Year	$1	$9	$1,061	$—	$1,071

Condensed Consolidating Statement of Cash Flows for the year ended October 1, 2011				in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Cash Provided by (Used for) Operating Activities	$31	$564	$471	$(20)	$1,046
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(1)	(107)	(535)	—	(643)
(Purchases of)/Proceeds from marketable securities, net	—	(57)	(23)	—	(80)
Proceeds from notes receivable	—	—	51	—	51
Acquisitions, net of cash acquired	—	—	—	—	—
Other, net	23	—	5	—	28
Cash Provided by (Used for) Investing Activities	22	(164)	(502)	—	(644)
Cash Flows from Financing Activities:
Net change in debt	(391)	(6)	12	—	(385)
Purchase of redeemable noncontrolling interest	—	—	(66)	—	(66)
Purchases of Tyson Class A common stock	(207)	—	—	—	(207)
Dividends	(59)	—	(20)	20	(59)
Stock options exercised	51	—	—	—	51
Other, net	(2)	—	10	—	8
Net change in intercompany balances	554	(395)	(159)	—	—
Cash Provided by (Used for) Financing Activities	(54)	(401)	(223)	20	(658)
Effect of Exchange Rate Change on Cash	—	—	(6)	—	(6)
Increase (Decrease) in Cash and Cash Equivalents	(1)	(1)	(260)	—	(262)
Cash and Cash Equivalents at Beginning of Year	2	2	974	—	978
Cash and Cash Equivalents at End of Year	$1	$1	$714	$—	$716